Interest in an equity-accounted investee (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Disclosure of associates [line items]
Investment in the entity by cash		¥ 356,000,000
YGF Investment V Limited
Disclosure of associates [line items]
Ownership interest	20.00%	20.00%
YGF Investment V Limited | YGF MC LIMITED
Disclosure of associates [line items]
Ownership interest	80.00%